FINANCIAL INSTRUMENTS - Concentration Risk - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Five Largest Customers | Accounts receivable | Customer concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage	47.00%	52.00%